Consolidated Statement of Income (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing revenue and other interest income
Interest and fees on finance receivables and loans	$ 6,635		$ 6,546		$ 6,471
Interest on loans held-for-sale	332		601		416
Interest on trading assets	19		15		132
Interest and dividends on available-for-sale investment securities	398		356		220
Interest-bearing cash	54		69		98
Operating leases	2,298		3,596		5,435
Total financing revenue and other interest income	9,736		11,183		12,772
Interest expense
Interest on deposits	700		641		677
Interest on short-term borrowings	314		324		465
Interest on long-term debt	5,209		5,701		5,949
Total interest expense	6,223		6,666		7,091
Depreciation expense on operating lease assets	1,038		1,903		3,519
Net financing revenue	2,475		2,614		2,162
Other revenue
Servicing fees	1,358		1,493		1,467
Servicing asset valuation and hedge activities, net	(789)		(394)		(1,104)
Total servicing income, net	569		1,099		363
Insurance premiums and service revenue earned	1,573		1,750		1,861
Gain on mortgage and automotive loans, net	470		1,261		799
(Loss) gain on extinguishment of debt	(64)		(123)		665
Other gain (loss) on investments, net	294		504		162
Other income, net of losses	754		537		190
Total other revenue	3,596		5,028		4,040
Total net revenue	6,071		7,642		6,202
Provision for loan losses	219		442		5,603
Noninterest expense
Compensation and benefits expense	1,574		1,576		1,517
Insurance losses and loss adjustment expenses	713		820		992
Other operating expenses	3,498		3,665		4,999
Total noninterest expense	5,785		6,061		7,508
Income (loss) from continuing operations before income tax expense	67		1,139		(6,909)
Income tax expense (benefit) from continuing operations	179		153		74
Net income (loss) from continuing operations	(112)		986		(6,983)
Income (loss) from discontinued operations, net of tax	(45)		89		(3,315)
Net income (loss)	(157)		1,075		(10,298)
Net (loss) income attributable to common shareholders
Net (loss) income from continuing operations	(112)		986		(6,983)
Preferred stock dividends - U.S. Department of Treasury	(534)		(963)		(855)
Preferred stock dividends	(260)		(282)		(370)
Impact of preferred stock conversion and related amendment	0		(616)		0
Impact of preferred stock amendment	32		0		0
Net loss from continuing operations attributable to common shareholders	(874)	[1]	(875)	[1]	(8,208)	[1]
(Loss) income from discontinued operations, net of tax	(45)		89		(3,315)
Net (loss) income attributable to common shareholders	$ (919)		$ (786)		$ (11,523)
Basic weighted-average common shares outstanding	1,330,970		800,597		529,392
Diluted weighted-average common shares outstanding	1,330,970	[1]	800,597	[1]	529,392	[1]
Basic earnings per common share
Net loss from continuing operations	$ (658)		$ (1,092)		$ (15,503)
(Loss) income from discontinued operations, net of tax	$ (33)		$ 111		$ (6,262)
Net (loss) income	$ (691)		$ (981)		$ (21,765)
Diluted earnings per common share
Net loss from continuing operations	$ (658)		$ (1,092)		$ (15,503)
(Loss) income from discontinued operations, net of tax	$ (33)		$ 111		$ (6,262)
Net (loss) income	$ (691)	[1]	$ (981)	[1]	$ (21,765)	[1]

[1]	Due to the antidilutive effect of converting the Fixed Rate Cumulative Mandatorily Convertible Preferred Stock into common shares and the net loss attributable to common shareholders for 2011, 2010, and 2009, income attributable to common shareholders and basic weighted-average common shares outstanding were used to calculate basic and diluted earnings per share.